PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2012	2013

Government authorities	$207	$600
Hedging transaction asset	436	160
Prepaid expenses	1,502	3,644
Other current assets	151	326

	$2,296	$4,730